Shareholders’ equity and reserves (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of stock option activity

	Period ended March 31, 2026		Year ended December 31, 2025
	Options	Weighted average exercise price	Options	Weighted average exercise price
	#	$	#	$
Options outstanding, beginning of period/year	806,061	0.59	528,283	0.69
Granted	204,040	0.59	277,778	0.39
Expired	(202,020)	0.89	–	–
Options outstanding, end of period/year	808,081	0.52	806,061	0.59

Schedule of stock options outstanding and exercisable

Options	Options	Exercise		Weighted average
outstanding	exercisable	price	Expiry date	remaining life
#	#	$		(years)
25,253	25,253	0.69	January 16, 2028	1.80
73,737	73,737	0.59	August 24, 2032	6.41
227,273	227,273	0.59	October 12, 2032	6.54
277,778	277,778	0.39	June 12, 2035	9.21
204,040	204,040	0.59	March 19, 2036	9.98
808,081	808,081	0.52		8.16

Schedule of changes in warrants

	Period ended March 31, 2026		Year ended December 31, 2025
	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price	Warrant liability
	#	$	#	$	$
Warrants outstanding, beginning of period/year	3,926,930	0.99	3,665,657	1.06	857,250
Issued - unit offerings	–	–	2,578,188	0.91	1,201,281
Issued - finders' warrants	–	–	284,095	0.94	–
Expired	–	–	(2,601,010)	1.01	(310,494)
Fair value adjustment for warrants outstanding	–	–	–	–	84,154
Options outstanding, end of period/year	3,926,930	0.99	3,926,930	0.99	1,832,191

Schedule of warrants outstanding and exercisable

Warrants	Exercise		Weighted average
outstanding	price	Expiry date	remaining life
#	$		(years)
48,485	1.19	October 25, 2026	0.57
606,061	1.19	October 24, 2027	1.57
326,263	1.19	December 3, 2027	1.68
1,601,005	0.89	December 4, 2027	1.68
192,320	0.89	December 4, 2027	1.68
445,286	0.89	December 12, 2027	1.70
364,119	0.89	December 18, 2027	1.72
43,290	0.89	December 18, 2027	1.72
132,323	1.19	December 23, 2027	1.73
167,778	1.19	June 30, 2028	2.25
3,926,930	0.99		1.68